Sale and Leaseback (Tables)	6 Months Ended
Jun. 30, 2018
Sale and Leaseback
Schedule of movements in finance lease liabilities

	December 31, 2017	June 30, 2018
Finance lease liability, current portion	6,302	6,485
Finance lease liability, non-current portion	207,126	203,355

Total	213,428	209,840